General information	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information	General information
Seadrill Limited is incorporated in Bermuda and is a publicly listed company on the Oslo Stock Exchange. We provide offshore drilling services to the oil and gas industry. As at December 31, 2020 we owned and operated 34 offshore drilling units. Our fleet consists of drillships, jack-up rigs and semi-submersible rigs for operations in shallow and deepwater areas, as well as benign and harsh environments. We also provide management services to our related parties Seadrill Partners, SeaMex, Northern Ocean and Sonadrill.
As used herein, the term "Predecessor" refers to the financial position and results of operations of Seadrill Limited prior to, and including, July 1, 2018. This is also applicable to terms "we", "our", "Group" or "Company" in context of events prior to, and including, July 1, 2018. As used herein, the term "Successor" refers to the financial position and results of operations of Seadrill Limited (previously "New Seadrill") after July 1, 2018. This is also applicable to terms "Seadrill Limited", "we", "our", "Group" or "Company" in context of events after July 1, 2018.
The use herein of such terms as "Group", "organization", "we", "us", "our" and "its", or references to specific entities, is not intended to be a precise description of corporate relationships.
At the start of the year ended December 31, 2020 we were also listed on the New York Stock Exchange ("NYSE"). On March 26, 2020 we received a written notice from the NYSE that we were not in compliance with listing rules as our average closing share price had fallen below $1 over a period of 30 consecutive trading days. On April 8, 2020 we provided the required notice to the NYSE stating our intention to seek a cure of our non-compliance. However due to the impact of the coronavirus pandemic on the offshore drilling industry the Board of Directors determined that delisting was in the best interests of the Company. We announced our decision to delist on June 1, 2020 and filed a Form 25 with the SEC on June 11, 2020. We stopped trading on this exchange on June 19, 2020. Our common shares currently trade on the over-the-counter (OTC) market under the ticker symbol SDRLF. We will continue to be listed on the Oslo Stock Exchange.
Chapter 11 Proceedings and going concern
Since the mid-2010s, the industry has experienced a sustained decline in oil prices which has culminated in an industry-wide supply and demand imbalance. During this period, market dayrates for drilling rigs have been lower than was anticipated when the debt associated with acquiring our rigs was incurred. This challenging business climate was further destabilized by challenges that have arisen due to the COVID-19 pandemic. The actions taken by governmental authorities around the world to mitigate the spread of COVID-19 have had a significant negative effect on oil consumption. This has led to a further decrease in the demand for our services and has had an adverse impact on our business and financial condition.
Since the end of 2019, we have been working with senior creditors to provide a solution to Seadrill's high cash outflow for debt service. In June, 2020, we announced that we had appointed financial advisors to evaluate comprehensive restructuring alternatives to reduce debt service costs and overall indebtedness.
In September 2020, we ceased making interest payments on our secured credit facilities which constituted an event of default. Furthermore, this triggered cross-defaults on the senior secured notes and leasing agreements in respect of the West Hercules, West Linus and West Taurus with subsidiaries of SFL Corporation Limited. The events of default meant that amounts due on the secured credit facilities and senior notes became callable on demand. As of December 31, 2020, we had $6,177 million in principal amount of these debt obligations. Our available resources would not have been sufficient to repay these obligations were they called.
On February 7, 2021 and February 10, 2021 Seadrill Limited and most of its subsidiaries ("the Debtors") filed voluntary petitions for reorganization under Chapter 11, triggering a stay on enforcement of remedies with respect to our debt obligations. As part of the Chapter 11 Proceedings, the Debtors were granted “first-day” relief which enables us to continue operations without interruption. We are currently in negotiations to enter into a restructuring support agreement with certain lenders regarding a comprehensive restructuring transaction to be implemented pursuant to a plan of reorganization. The outcome of this process and future capital structure is not yet determined but it remains likely that it will involve significant equitization of debt and thereby material reductions to current shareholder positions.
As of December 31, 2020, Seadrill had cash and cash equivalents of $723 million of which $526 million was unrestricted and we have implemented, and will continue to implement, various measures to preserve liquidity. These include an increased focus on operating efficiency, reductions in corporate and overhead expenditures, and deferrals of capital expenditures. Whilst we believe this should provide sufficient liquidity for the 12 month period from the issuance of these financial statements to allow us to complete a comprehensive restructuring, the process is difficult to predict and subject to factors outside of our control. We are subject to numerous risks associated with the bankruptcy proceedings and there can be no assurance that we will agree a plan of reorganization that is acceptable to our creditors, nor that the Bankruptcy Court would confirm such a plan once agreed.
These conditions and events raise substantial doubt as to our ability to continue as a going concern for the twelve months after the date our financial statements are issued. Financial information in this report has been prepared on a going concern basis of accounting, which presumes that we will be able to realize our assets and discharge our liabilities in the normal course of business as they come due. Financial information in this report does not reflect the adjustments to the carrying values of assets, liabilities and the reported expenses and balance sheet classifications that would be necessary if we were unable to realize our assets and settle our liabilities as a going concern in the normal course of operations. Such adjustments could be material.
Basis of presentation
The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar ("U.S. dollar" or "US$") rounded to the nearest million, unless otherwise stated.
The accompanying Consolidated Financial Statements include the financial statements of Seadrill Limited, its consolidated subsidiaries and any variable interest entity ("VIE") in which we are the primary beneficiary.
Basis of consolidation
We consolidate investments in companies in which we control directly or indirectly more than 50% of the voting rights.
We also consolidate entities in which we hold a variable interest where we are the primary beneficiary of the entity. A VIE is defined as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support; (b) equity interest holders as a group lack either (i) the power to direct the activities of the entity that most significantly impact on its economic performance, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. We are the primary beneficiary of a VIE when we have both (1) the power to direct the activities of the entity which most significantly impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.
Subsidiaries, even if fully owned, are excluded from the Consolidated Financial Statements if we are not the primary beneficiary under the variable interest model. All intercompany balances and transactions have been eliminated.
Bankruptcy accounting
We operated as a debtor-in-possession from September 12, 2017 to July 2, 2018. During this period, we prepared our Consolidated Financial Statements under Accounting Standards Codification 852, Reorganizations ("ASC 852"). ASC 852 required that the financial statements distinguished transactions and events that were directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain expenses, gains and losses that were realized or incurred in the bankruptcy proceedings were recorded in “Reorganization items" on our Consolidated Statements of Operations. In addition, ASC 852 required changes in the accounting and presentation of significant items on the Consolidated Balance Sheets, particularly liabilities. Pre-petition obligations that may have been impacted by the Previous Chapter 11 reorganization process were classified on the Consolidated Balance Sheets within "Liabilities subject to compromise". For details of the Previous Chapter 11 process, refer to Note 4 - "Previous Chapter 11 Proceedings".
Fresh Start Reporting
Upon emergence from bankruptcy on July 2, 2018 (the "Effective Date"), in accordance with ASC 852, Seadrill Limited became a new entity for financial reporting purposes. This meant fresh start reporting with our assets and liabilities recorded at their fair values. For details of the fresh start reporting refer to Note 5 - "Fresh Start Accounting".
We elected to apply fresh start reporting effective July 2, 2018 (the “Convenience Date”) to coincide with the timing of our normal third quarter reporting period. We concluded that events between July 1, 2018 and July 2, 2018 were immaterial and use of an accounting convenience date was appropriate. The fair values of our assets and liabilities differed materially from the recorded values of our assets and liabilities as reflected in the Predecessor historical Consolidated Balance Sheets. The effects of the reorganization plan and fresh start accounting were applied as of July 2, 2018. The new basis of our assets and liabilities are reflected in our Consolidated Balance Sheet as of December 31, 2018 and the related adjustments were recorded in the Consolidated Statement of Operations of the Predecessor as "Reorganization items", with the related deferred tax effects through "Income tax expense", during the period from January 1, 2018 to July 1, 2018.
Accordingly, our Consolidated Financial Statements subsequent to July 2, 2018 are not and will not be comparable to the Predecessor Consolidated Financial Statements prior to the Convenience Date. Our Consolidated Financial Statements and related footnotes are presented with a black line division which delineates the lack of comparability between amounts presented on July 2, 2018 and dates prior. Our financial results for periods following the application of fresh start accounting are different from historical trends and the differences may be material.
Out of period adjustment
The financial statements for the period from January 1, 2018 through July 1, 2018 (Predecessor) include an income tax expense of $18 million due to an adjustment in the income tax charge for a subsidiary related to prior years. We considered the effect of this prior period correction not to be material in the context of the overall results for the period from January 1, 2018 through July 1, 2018 (Predecessor) or to any previously reported quarterly or annual financial statements.
Presentation of rig management revenues and expenses
In 2019, we entered into management contracts with Sonadrill and Northern Ocean which increased the volume of activity where we are managing rigs on behalf of other parties. We have therefore separately presented the revenues and expenses relating to arrangements where we provide management or operational services as separate line items.
We have recast the comparative figures in the Consolidated Statement of Operations. The table below shows effects of this reclassification on the previously reported numbers.
Consolidated Statement of Operations for the year ended December 31, 2019 (Successor)

(In $ millions)	As previously reported	Adjustment	As currently reported
Reimbursable revenues	264	(223)	41
Management contract revenues	—	338	338
Other revenues	127	(115)	12

Vessel and rig operating expenses	(770)	44	(726)
Reimbursable expenses	(262)	223	(39)
Management contract expenses	—	(302)	(302)
Selling, general and administrative expenses	(130)	35	(95)

Consolidated Statement of Operations for the period from July 2, 2018 through December 31, 2018 (Successor)

(In $ millions)	As previously reported	Adjustment	As currently reported
Reimbursable revenues	26	(10)	16
Management contract revenues	—	56	56
Other revenues	46	(46)	—

Vessel and rig operating expenses	(357)	16	(341)
Reimbursable expenses	(24)	9	(15)
Management contract expenses	—	(44)	(44)
Selling, general and administrative expenses	(62)	19	(43)

Consolidated Statement of Operations for the period from January 1, 2018 through July 1, 2018 (Predecessor)

(In $ millions)	As previously reported	Adjustment	As currently reported
Reimbursable revenues	21	—	21
Management contract revenues	—	38	38
Other revenues	72	(38)	34

Vessel and rig operating expenses	(407)	(10)	(417)
Reimbursable expenses	(20)	2	(18)
Management contract expenses	—	(45)	(45)
Selling, general and administrative expenses	(100)	53	(47)